BORROWINGS - Corporate Borrowings (Details) $ in Millions				12 Months Ended
	Nov. 14, 2022 USD ($)	Apr. 25, 2022 USD ($)	May 24, 2021 USD ($)	Dec. 31, 2022 USD ($) renewal	Nov. 14, 2022 CAD ($)	Apr. 25, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Feb. 24, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity				$ 960,000,000
Deferred financing costs and other				(23,000,000)			$ (20,000,000)
Current and non-current portion of corporate borrowings				3,666,000,000			2,719,000,000
Notional Amount (U.S. Dollars)				12,570,000,000			14,902,000,000
Commercial papers issued				464,000,000			431,000,000
Corporate Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Total				$ 96,000,000			0
Corporate Revolving Credit Facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.20%
Borrowings, adjustment to interest rate basis				1.20%
Commercial Paper Program
Disclosure of detailed information about borrowings [line items]
Total				$ 464,000,000			431,000,000
Commercial Paper Program | Establishment of Commercial Paper Program
Disclosure of detailed information about borrowings [line items]
Commercial papers issued								$ 500,000,000
Commercial Paper Program | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate				5.00%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Total				$ 222,000,000			237,000,000
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate				3.30%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Total				$ 295,000,000			317,000,000
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate				3.30%
Medium-term Notes, Maturing November 31, 2027
Disclosure of detailed information about borrowings [line items]
Total				$ 332,000,000			0
Medium-term Notes, Maturing November 31, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate				5.60%
Medium-term Notes, Maturing September 11, 2028
Disclosure of detailed information about borrowings [line items]
Total				$ 517,000,000			554,000,000
Medium-term Notes, Maturing September 11, 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate				4.20%
Medium-term Notes, Maturing October 9, 2029
Disclosure of detailed information about borrowings [line items]
Total				$ 517,000,000			554,000,000
Medium-term Notes, Maturing October 9, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate				3.40%
Medium-term Notes, Maturing September 1, 2032
Disclosure of detailed information about borrowings [line items]
Total				$ 369,000,000			396,000,000
Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate				2.90%
Medium-term Notes, Maturing February 13, 2033
Disclosure of detailed information about borrowings [line items]
Total				$ 185,000,000			0
Medium-term Notes, Maturing February 13, 2033 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate				6.00%
Medium-term Notes, Maturing April 25, 2034
Disclosure of detailed information about borrowings [line items]
Total				$ 295,000,000			0
Notional Amount (U.S. Dollars)						$ 600
Finance costs		$ 3,000,000
Medium-term Notes, Maturing April 25, 2034 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate				5.40%
Medium-term Notes, Maturing April 25, 2052
Disclosure of detailed information about borrowings [line items]
Total				$ 147,000,000			0
Medium-term Notes, Maturing April 25, 2052 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate				5.80%
Subordinated notes, Maturing 2081
Disclosure of detailed information about borrowings [line items]
Annual rate			5.00%
Total			$ 250,000,000	$ 250,000,000			250,000,000
Debt issuance costs			$ 6,000,000
Subordinated notes, Maturing 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate				5.00%
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Total				$ 3,689,000,000			2,739,000,000
Increase (decrease) in corporate borrowings				947,000,000
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity				$ 2,100,000,000			2,000,000,000
Basis points				0.0013
Total							0
Letter of credit outstanding amount				$ 12,000,000			12,000,000
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.20%
Borrowings, adjustment to interest rate basis				1.20%
Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity				$ 1,000,000,000			500,000,000
Total				$ 0			$ 0
Borrowings renewal | renewal				8
Borrowings, term				1 year
Revolving credit facility with Brookfield | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.80%
Borrowings, adjustment to interest rate basis				1.80%
Medium-term Notes, Maturing November 14, 2027
Disclosure of detailed information about borrowings [line items]
Notional Amount (U.S. Dollars)					$ 700
Finance costs	$ 2,000,000
Medium-term Notes, Maturing November 14, 2027 Tranche One
Disclosure of detailed information about borrowings [line items]
Notional Amount (U.S. Dollars)					$ 450
Medium-term Notes, Maturing November 14, 2027 Tranche One | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate					5.616%
Medium-term Notes, Maturing November 14, 2027 Tranche Two
Disclosure of detailed information about borrowings [line items]
Notional Amount (U.S. Dollars)					$ 250
Medium-term Notes, Maturing November 14, 2027 Tranche Two | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate					5.98%
Medium-term Notes, Maturing April 25, 2034 Tranche One
Disclosure of detailed information about borrowings [line items]
Notional Amount (U.S. Dollars)						$ 400
Medium-term Notes, Maturing April 25, 2034 Tranche One | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate						5.439%
Medium-term Notes, Maturing April 25, 2034 Tranche Two
Disclosure of detailed information about borrowings [line items]
Notional Amount (U.S. Dollars)						$ 200
Medium-term Notes, Maturing April 25, 2034 Tranche Two | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate						5.789%